Schedule of Investments (unaudited) June 30, 2019	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.1%
Klabin SA	2,124,800	$9,064,350
Suzano SA	838,401	7,186,013

		16,250,363

Canada — 11.4%
Canfor Corp.(a)	402,048	3,270,534
Interfor Corp.(a)	406,464	4,336,031
West Fraser Timber Co. Ltd.	341,184	15,587,285
Western Forest Products Inc.	2,469,568	3,023,768

		26,217,618

Finland — 9.0%
Metsa Board OYJ	635,776	3,418,832
Stora Enso OYJ, Class R	737,792	8,683,444
UPM-Kymmene OYJ	318,336	8,472,120

		20,574,396

Ireland — 4.2%
Smurfit Kappa Group PLC	314,880	9,541,959

Japan — 11.3%
Daio Paper Corp.	390,400	4,591,023
Nippon Paper Industries Co. Ltd.	339,200	6,006,994
Oji Holdings Corp.	1,529,600	8,830,622
Sumitomo Forestry Co. Ltd.	550,400	6,595,196

		26,023,835

South Africa — 3.0%
Sappi Ltd.	1,785,408	6,949,813

Sweden — 11.0%
Holmen AB, Class B	319,808	6,828,260
Svenska Cellulosa AB SCA, Class B	2,130,112	18,527,305

		25,355,565

Security	Shares	Value

United Kingdom — 4.1%
Mondi PLC	415,680	$9,469,745

United States — 38.3%
CatchMark Timber Trust Inc., Class A	315,648	3,298,522
Domtar Corp.	198,592	8,843,302
International Paper Co.	215,040	9,315,533
PotlatchDeltic Corp.	436,160	17,001,517
Rayonier Inc.	662,400	20,070,720
Westrock Co.	258,048	9,411,010
Weyerhaeuser Co.	765,504	20,163,375

		88,103,979

Total Common Stocks — 99.4% (Cost: $270,575,222)		228,487,273

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	500,568	500,568

Total Short-Term Investments — 0.2% (Cost: $500,569)		500,568

Total Investments in Securities — 99.6% (Cost: $271,075,791)		228,987,841

Other Assets, Less Liabilities — 0.4%		1,033,306

Net Assets — 100.0%		$230,021,147

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	752,201	(251,633)	500,568	$500,568	$1,832	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$228,487,273	$—	$—	$228,487,273
Money Market Funds	500,568	—	—	500,568

	$228,987,841	$—	$—	$228,987,841

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